DISCLOSURE OF OTHER INFORMATION (Details 2) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended	12 Months Ended
	May 10, 2023	Dec. 14, 2022	May 10, 2022	Nov. 30, 2021	Dec. 31, 2022
Statement [Line Items]
Amount of Dividends	$ 279,622			$ 271,000	$ 183,971
Definitive dividend [Member]
Statement [Line Items]
Dividend Paid	Definitive dividend		Definitive dividend
Classes of shares for which there are dividends paid	Ordinary shares without series		Ordinary shares without series
Date of Dividends Paid	May 10, 2023		May 10, 2022
Amount of Dividends	$ 279,622		$ 192,132
Number of shares on which pay dividends	120,474,350		120,474,350
Dividend per Share	$ 2.321007		$ 1.594799
Provisional dividend [Member]
Statement [Line Items]
Dividend Paid		Provisional dividend
Classes of shares for which there are dividends paid		Ordinary shares without series
Date of Dividends Paid		Dec. 14, 2022
Amount of Dividends		$ 183,971
Number of shares on which pay dividends		120,474,350
Dividend per Share		$ 1.52706